Gains and losses on disposal and main changes in scope of consolidation - Cash paid for investments, net of cash acquired (Details) - EUR (€) € in Millions					12 Months Ended
	Jul. 08, 2019	Jan. 31, 2019	Aug. 14, 2018	Jun. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 19, 2018
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired					€ 49	€ 559	€ 284
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 377
Cash acquired net of transaction costs	(6)
Cash paid for investment securities, net of cash acquired	€ 371					371
SecureData [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost		€ 100
Cash acquired net of transaction costs		(5)
Cash paid for investment securities, net of cash acquired		€ 95				95
Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost			€ 234
Cash acquired net of transaction costs			(4)
Cash paid for investment securities, net of cash acquired			€ 230				230
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost				€ 50	€ 4	€ 3		€ 4
Cash acquired net of transaction costs				(18)
Cash paid for investment securities, net of cash acquired				€ 32			€ 36